UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-21227

Investment Company Act File Number

Eaton Vance Pennsylvania Municipal Bond Fund

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

September 30

Date of Fiscal Year End

December 31, 2014

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance

Pennsylvania Municipal Bond Fund

December 31, 2014

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 156.9%

Security	Principal Amount (000’s omitted)	Value
Education — 26.8%
Allegheny County Higher Education Building Authority, (Duquesne University), 5.50%, 3/1/31	$1,050	$1,197,693
Bucks County Industrial Development Authority, (George School), 5.00%, 9/15/41	390	429,694
Bucks County Industrial Development Authority, (George School), 5.00%, 9/15/44	250	278,415
General Authority of Southcentral Pennsylvania, (York College of Pennsylvania), 5.50%, 11/1/31	1,500	1,705,965
Northampton County General Purpose Authority, (Lafayette College), 5.00%, 11/1/32	750	874,793
Pennsylvania Higher Educational Facilities Authority, (Saint Joseph’s University), 5.00%, 11/1/40	440	482,535
Pennsylvania Higher Educational Facilities Authority, (Thomas Jefferson University), 5.00%, 3/1/40	925	998,870
Pennsylvania Higher Educational Facilities Authority, (University of Pennsylvania), 4.75%, 7/15/35	2,900	2,958,899
Pennsylvania Higher Educational Facilities Authority, (Ursinus College), 5.00%, 1/1/29	560	621,102
State Public School Building Authority, (Northampton County Area Community College), 5.50%, 3/1/31	750	877,117
Swarthmore Borough Authority, (Swarthmore College), 5.00%, 9/15/38	250	290,230
Washington County Industrial Development Authority, (Washington and Jefferson College), 5.25%, 11/1/30	575	654,367

		$11,369,680

General Obligations — 12.6%
Delaware Valley Regional Finance Authority, 5.75%, 7/1/32	$1,000	$1,267,590
Pennsylvania, 4.00%, 4/1/29(1)(2)	3,000	3,241,620
West York Area School District, 5.00%, 4/1/33	750	859,170

		$5,368,380

Hospital — 15.3%
Chester County Health and Education Facilities Authority, (Jefferson Health System), 5.00%, 5/15/40	$750	$813,998
Franklin County Industrial Development Authority, (The Chambersburg Hospital), 5.375%, 7/1/42	1,000	1,111,560
Lehigh County General Purpose Authority, (Lehigh Valley Health Network), 4.00%, 7/1/33	500	521,395
Monroe County Hospital Authority, (Pocono Medical Center), 5.125%, 1/1/37	1,250	1,301,312
Monroeville Finance Authority, (UPMC Obligated Group), 5.00%, 2/15/42	500	551,360
Northampton County General Purpose Authority, (Saint Luke’s Hospital), 5.50%, 8/15/33	250	277,325
Pennsylvania Higher Educational Facilities Authority, (UPMC Health System), 5.00%, 5/15/31	675	752,672
Philadelphia Hospitals and Higher Education Facilities Authority, 5.00%, 7/1/32	750	850,057
South Fork Municipal Authority, (Conemaugh Health System), Prerefunded to 7/1/20, 5.50%, 7/1/29	250	302,828

		$6,482,507

Housing — 1.7%
East Hempfield Township Industrial Development Authority, (Student Services, Inc.), 5.00%, 7/1/39	$175	$186,319
Pennsylvania Housing Finance Agency, SFMR, 4.00%, 10/1/38	500	516,305

		$702,624

Security	Principal Amount (000’s omitted)	Value
Insured-Education — 13.4%
Lycoming County Authority, (Pennsylvania College of Technology), (AGC), 5.50%, 10/1/37	$500	$552,710
Pennsylvania Higher Educational Facilities Authority, (Drexel University), (NPFG), 5.00%, 5/1/37	1,530	1,664,303
Pennsylvania Higher Educational Facilities Authority, (Temple University), (NPFG), 4.50%, 4/1/36	1,000	1,037,120
Pennsylvania Higher Educational Facilities Authority, (University of the Sciences in Philadelphia), (AGC), 5.00%, 11/1/37	500	529,885
State Public School Building Authority, (Delaware County Community College), (AGM), 5.00%, 10/1/27	500	555,145
State Public School Building Authority, (Delaware County Community College), (AGM), 5.00%, 10/1/29	375	412,680
State Public School Building Authority, (Delaware County Community College), (AGM), 5.00%, 10/1/32	875	955,019

		$5,706,862

Insured-Electric Utilities — 2.9%
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/34	$490	$488,520
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/35	750	747,668

		$1,236,188

Insured-General Obligations — 30.2%
Bethlehem Area School District, (AGM), 5.25%, 1/15/25	$1,250	$1,438,550
Centennial School District, (AGM), 5.25%, 12/15/37	660	746,341
Central Greene School District, (AGM), 5.00%, 2/15/35	1,000	1,090,830
Erie School District, (AMBAC), 0.00%, 9/1/30	1,000	545,170
Harrisburg School District, (AGC), 5.00%, 11/15/33	500	545,450
Laurel Highlands School District, (AGM), 5.00%, 2/1/37	750	841,335
McKeesport School District, (NPFG), 0.00%, 10/1/21	2,555	2,094,998
Norwin School District, (AGM), 3.25%, 4/1/27	1,475	1,476,622
Reading School District, (AGM), 5.00%, 3/1/35	1,500	1,654,275
Scranton School District, (AGM), 5.00%, 7/15/38	1,000	1,069,860
Shaler Area School District, (XLCA), 0.00%, 9/1/33	2,550	1,302,872

		$12,806,303

Insured-Hospital — 4.9%
Allegheny County Hospital Development Authority, (UPMC Health System), (NPFG), 6.00%, 7/1/24	$250	$315,732
Lehigh County General Purpose Authority, (Lehigh Valley Health Network), (AGM), 5.00%, 7/1/35	1,620	1,746,263

		$2,061,995

Insured-Industrial Development Revenue — 2.7%
Pennsylvania Economic Development Financing Authority, (Aqua Pennsylvania, Inc.), (BHAC), 5.00%, 10/1/39(1)	$1,000	$1,135,390

		$1,135,390

Insured-Lease Revenue/Certificates of Participation — 4.3%
Commonwealth Financing Authority, (AGC), 5.00%, 6/1/31	$500	$557,110
Philadelphia Authority for Industrial Development, (One Benjamin Franklin), (AGM), 4.75%, 2/15/27	1,215	1,288,204

		$1,845,314

Insured-Special Tax Revenue — 3.1%
Pittsburgh and Allegheny County Sports & Exhibition Authority, Sales Tax Revenue, (AGM), 5.00%, 2/1/31	$1,000	$1,126,730
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	1,295	181,740

		$1,308,470

Security	Principal Amount (000’s omitted)	Value
Insured-Transportation — 5.8%
Philadelphia, Airport Revenue, (AGC), 5.375%, 6/15/29	$295	$322,931
Puerto Rico Highway and Transportation Authority, (AGC), (CIFG), 5.25%, 7/1/41	2,100	2,137,821

		$2,460,752

Insured-Utilities — 2.3%
Philadelphia Gas Works, (AMBAC), 5.00%, 10/1/37	$890	$970,759

		$970,759

Insured-Water and Sewer — 14.2%
Allegheny County Sanitation Authority, (BHAC), (FGIC), 5.00%, 12/1/32	$300	$323,670
Allegheny County Sanitation Authority, (BHAC), (NPFG), 5.00%, 12/1/22	1,500	1,563,645
Bucks County Water and Sewer Authority, (AGM), 5.00%, 12/1/35	500	559,755
Erie Sewer Authority, Series A, (AMBAC), 0.00%, 12/1/25	1,430	907,578
Erie Sewer Authority, Series B, (AMBAC), 0.00%, 12/1/25	2,155	1,367,714
Erie Sewer Authority, Series B, (AMBAC), 0.00%, 12/1/26	1,920	1,152,730
Saxonburg Water and Sewer Authority, (AGC), 5.00%, 3/1/35	150	156,409

		$6,031,501

Senior Living/Life Care — 0.5%
Montgomery County Industrial Development Authority, (Foulkeways at Gwynedd), 5.00%, 12/1/24	$200	$205,334

		$205,334

Special Tax Revenue — 4.5%
Allegheny County Port Authority, 5.75%, 3/1/29	$1,500	$1,781,190
Virgin Islands Public Finance Authority, 6.75%, 10/1/37	110	126,343

		$1,907,533

Transportation — 8.4%
Delaware River Port Authority of Pennsylvania and New Jersey, 5.00%, 1/1/35	$465	$518,926
Delaware River Port Authority of Pennsylvania and New Jersey, 5.00%, 1/1/40	730	809,913
Pennsylvania Turnpike Commission, 5.25%, 12/1/31	1,000	1,131,240
Pennsylvania Turnpike Commission, 5.35%, (0.00% until 12/1/15), 12/1/30	500	533,455
Philadelphia Airport, 5.25%, 6/15/27	500	569,770

		$3,563,304

Water and Sewer — 3.3%
Philadelphia, Water and Wastewater Revenue, 5.00%, 1/1/36	$500	$562,190
Philadelphia, Water and Wastewater Revenue, 5.25%, 1/1/32	765	852,478

		$1,414,668

Total Tax-Exempt Investments — 156.9% (identified cost $60,883,324)		$66,577,564

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (51.2)%		$(21,725,432)

Other Assets, Less Liabilities — (5.7)%		$(2,427,966)

Net Assets Applicable to Common Shares — 100.0%		$42,424,166

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

BHAC	-	Berkshire Hathaway Assurance Corp.

CIFG	-	CIFG Assurance North America, Inc.

FGIC	-	Financial Guaranty Insurance Company

NPFG	-	National Public Finance Guaranty Corp.

SFMR	-	Single Family Mortgage Revenue

XLCA	-	XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Pennsylvania municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at December 31, 2014, 53.4% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.5% to 22.5% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds.

(2)	Security (or a portion thereof) has been pledged as collateral for residual interest bond transactions. The aggregate value of such collateral is $841,620.

A summary of open financial instruments at December 31, 2014 is as follows:

Futures Contracts

Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Depreciation
3/15	50 U.S. Long Treasury Bond	Short	$(7,031,204)	$(7,228,125)	$(196,921)

At December 31, 2014, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Fund holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Fund purchases and sells U.S. Treasury futures contracts to hedge against changes in interest rates.

At December 31, 2014, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is interest rate risk was $196,921.

The cost and unrealized appreciation (depreciation) of investments of the Fund at December 31, 2014, as determined on a federal income tax basis, were as follows:

Aggregate cost	$57,304,599

Gross unrealized appreciation	$5,986,730
Gross unrealized depreciation	(103,765)

Net unrealized appreciation	$5,882,965

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At December 31, 2014, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Investments	$—	$66,577,564	$—	$66,577,564
Total Investments	$—	$66,577,564	$—	$66,577,564

Liability Description
Futures Contracts	$(196,921)	$—	$—	$(196,921)
Total	$(196,921)	$—	$—	$(196,921)

The Fund held no investments or other financial instruments as of September 30, 2014 whose fair value was determined using Level 3 inputs. At December 31, 2014, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this

Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Pennsylvania Municipal Bond Fund

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	February 23, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	February 23, 2015

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	February 23, 2015